Asset Retirement Obligations - Schedule of Reconciliation of Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning balance	$ 10,769	$ 2,245	$ 1,161
Liabilities incurred or acquired	1,815	8,118	1,054
Revisions in estimated cash flows	318	42	(16)
Liabilities settled	(111)		(41)
Accretion expense	620	364	87	$ 31
Asset retirement obligation, ending balance	13,411	10,769	2,245	$ 1,161
Less: current portion of obligations	535		3
Asset retirement obligation - long term	$ 12,876	$ 10,769	$ 2,242